INVENTORY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Inventory Abstract
Finished goods	$ 1,227
Inventory expense	$ 14,408	$ 31,914	$ 13,834